COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Feb. 03, 2022	Nov. 30, 2021	Aug. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued price per share		$ 10.00	$ 10.00
Generating gross			$ 84,525,000
Over-Allotment Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares new issues		8,625,000
IPO [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares new issues	8,625,000	7,500,000	7,500,000
Shares issued price per share			$ 10.00
Generating gross	$ 86,250,000		$ 75,000,000
Underwriters [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Aggregate underwriting discount		$ 0.20
Aggregate underwriting discount		$ 1,500,000
Underwriting deferred fee per share		$ 0.35
Additional underwriting deferred expense		$ 2,625,000
Underwriters [Member] | Over-Allotment Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares new issues		1,125,000
Aggregate underwriting discount		$ 1,725,000
Additional underwriting deferred expense		$ 3,018,750
Underwriters [Member] | IPO [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares new issues	1,125,000
Aggregate underwriting discount			$ 0.20
Aggregate underwriting discount			$ 1,725,000
Underwriting deferred fee per share			$ 0.35
Additional underwriting deferred expense			$ 3,018,750
Shares issued price per share	$ 10.00
Generating gross	$ 11,250,000